Form N-1A Cover	Nov. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 21, 2025
Prospectus Date	Nov. 18, 2025